Condensed Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Subscription Receivable Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019	$ 3,892	$ 300	$ (300)	$ 867,301	$ (847,029)	$ 24,164
Balance, shares at Dec. 31, 2019	38,915,056	3,000,000
Stock purchased by investors	$ 140			1,395,001		1,395,141
Stock purchased by investors, shares	1,405,141
Stock based compensation				220,206		220,206
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 35			358,091		358,126
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	358,126
Deferred costs
Net loss					(2,077,993)	(2,077,993)
Balance at Dec. 31, 2020	$ 4,067	$ 300	(300)	2,840,599	(2,925,022)	(80,356)
Balance, shares at Dec. 31, 2020	40,678,323	3,000,000
Stock purchased by investors	$ 40			398,057		398,097
Stock purchased by investors, shares	398,097
Stock based compensation				111,487		111,487
Deferred costs
Net loss					(683,681)	(683,681)
Balance at Mar. 31, 2021	$ 4,107	$ 300	(300)	3,350,143	(3,608,703)	(254,453)
Balance, shares at Mar. 31, 2021	41,076,420	3,000,000
Balance at Dec. 31, 2020	$ 4,067	$ 300	(300)	2,840,599	(2,925,022)	(80,356)
Balance, shares at Dec. 31, 2020	40,678,323	3,000,000
Stock purchased by investors	$ 117			1,083,082		1,083,199
Stock purchased by investors, shares	1,154,173
Stock based compensation				307,918		307,918
Exercise of warrants	$ 1			13,499		13,500
Exercise of warrants, shares	13,500
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 39			390,319		390,358
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	390,358
Exchange of shares owned by Sanovas Ophthalmology LLC for pre-funded warrants	$ (2,801)			2,801
Exchange of shares owned by Sanovas Ophthalmology LLC for pre-funded warrants, shares	(28,014,540)
Recission of preferred stock		$ (300)	300
Recission of preferred stock, shares		(3,000,000)
Net loss					(2,179,294)	(2,179,294)
Balance at Dec. 31, 2021	$ 1,423			4,638,218	(5,104,316)	(464,675)
Balance, shares at Dec. 31, 2021	14,221,814
Stock purchased by investors	$ 61			60,439		60,500
Stock purchased by investors, shares	60,500
Stock based compensation				55,051		55,051
Net loss					(375,199)	(375,199)
Balance at Mar. 31, 2022	$ 1,484			$ 4,753,708	$ (5,479,515)	$ (724,323)
Balance, shares at Mar. 31, 2022	14,282,314